FPA Queens Road Value Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 95.4%
	AEROSPACE & DEFENSE — 6.6%
8,000	General Dynamics Corp.	$2,394,880
6,600	RTX Corp.	814,044
		3,208,924
	ASSET MANAGEMENT — 7.2%
6,000	Ameriprise Financial, Inc.	2,696,640
7,900	T. Rowe Price Group, Inc.	837,716
		3,534,356
	BANKING — 4.1%
9,000	JPMorgan Chase & Co.	2,023,200
	BIOTECH & PHARMA — 7.9%
13,820	Merck & Co., Inc.	1,636,979
76,000	Pfizer, Inc.	2,204,760
		3,841,739
	DIVERSIFIED INDUSTRIALS — 7.3%
3,600	3M Co.	484,884
10,000	Eaton Corp. PLC	3,069,300
		3,554,184
	ELECTRICAL EQUIPMENT — 8.5%
3,400	Allegion PLC	472,056
10,200	Trane Technologies PLC	3,688,932
		4,160,988
	ENTERTAINMENT CONTENT — 0.9%
5,151	Walt Disney Co.	465,547
	FOOD — 5.3%
10,000	Hershey Co.	1,930,600
9,000	Mondelez International, Inc. - Class A	646,290
		2,576,890
	HEALTH CARE FACILITIES & SVCS — 10.0%
30,000	Centene Corp.*	2,364,900
4,500	Elevance Health, Inc.	2,506,005
		4,870,905
	INSTITUTIONAL FINANCIAL SVCS — 2.0%
14,500	Bank of New York Mellon Corp.	989,190
	INSURANCE — 6.9%
3	Berkshire Hathaway, Inc. - Class A*	2,145,900
10,000	Prudential Financial, Inc.	1,211,600
		3,357,500
	LEISURE FACILITIES & SERVICES — 2.5%
4,225	McDonald's Corp.	1,219,588

FPA Queens Road Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	MACHINERY — 1.7%
9,000	Ingersoll Rand, Inc.	$823,050
	MEDICAL EQUIPMENT & DEVICES — 3.6%
6,300	Danaher Corp.	1,696,653
900	Solventum Corp.*	57,699
		1,754,352
	SEMICONDUCTORS — 1.2%
26,000	Intel Corp.	573,040
	SOFTWARE — 5.9%
20,395	Oracle Corp.	2,881,610
	SPECIALTY FINANCE — 5.8%
11,000	American Express Co.	2,845,150
	TECHNOLOGY HARDWARE — 2.1%
20,700	Cisco Systems, Inc.	1,046,178
	TECHNOLOGY SERVICES — 4.3%
12,000	Fiserv, Inc.*	2,095,200
	TRANSPORTATION & LOGISTICS — 1.6%
3,000	Union Pacific Corp.	768,270
	TOTAL COMMON STOCKS
	(Cost $16,236,731)	46,589,861
	SHORT-TERM INVESTMENTS — 4.6%
	MONEY MARKET INVESTMENTS — 4.6%
2,241,149	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class, 5.06%(a)	2,241,149
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $2,241,149)	2,241,149
	TOTAL INVESTMENTS — 100.0%
	(Cost $18,477,880)	48,831,010
	Other Assets in Excess of Liabilities — 0.0%	3,188
	TOTAL NET ASSETS — 100.0%	$48,834,198

PLC – Public Limited Company

*Non-income producing security.
(a)The rate is the annualized seven-day yield at period end.